Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues
Schedule of revenues

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Online marketing services and others	26,813,641	47,953,779	72,563,402	11,386,782
Transaction services	3,328,245	5,787,415	14,140,449	2,218,945
Merchandise sales	—	5,750,671	7,246,088	1,137,069
	30,141,886	59,491,865	93,949,939	14,742,796

Schedule of information about contract liabilities, comprising customer advances, deferred revenues and portions of Payables to merchants

	As of
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
Customer advances and deferred revenues	2,423,190	1,166,764	183,091
Payable to merchants	224,896	319,329	50,110